NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculated fair value of warrants (Details) (USD $)	2 Months Ended	34 Months Ended
	Dec. 31, 2012	Nov. 02, 2012
After November 2, 2012
Fair market value of common stock		$ 0.38
Exercise price		$ 0.60
Term	2 years	2 years
Volatility range	68.40%	68.40%
Risk-free rate	0.25%	0.25%
Fair value of warrant		$ 605,578
Before November 2, 2012
Fair market value of common stock		$ 0.38
Exercise price		$ 0.60
Fair value of warrant		$ 398,444